SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 204,529	$ 26,217	$ 98,913	$ 32,573
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	145,226		75,755	20,579
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	44,099		14,020	10,354
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 15,204		$ 9,138	$ 1,640